Financial Risks - Summary of Exposures of Non-derivative Financial Assets and Non-derivative Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Financial assets non-derivatives	€ 875	€ 4,038
Financial Liabilities non-derivatives	2,418	2,343
GBP LIBOR [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Financial assets non-derivatives	27	19
USD LIBOR [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Financial assets non-derivatives	814	822
Financial Liabilities non-derivatives	1,218	1,143
Euribor [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Financial assets non-derivatives	34	3,095
Financial Liabilities non-derivatives	€ 1,200	1,200
Fed Funds [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Financial assets non-derivatives		€ 102